Income Taxes - Summary Of Income Tax Effects Of Temporary Differences Between The Book Value And Tax Basis Of Assets And Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Dec. 25, 2022	Dec. 26, 2021
Deferred tax assets:
Net operating losses	$ 241,900	$ 94,100
Foreign tax credits	0	7,200
Intangible assets	9,500	0
Accrued compensation	42,900	50,700
Operating leases- liabilities	83,500	24,400
Other assets	50,700	14,500	$ 8,504	$ 12,032
Reserves	21,100	8,000
Interest	68,000	21,800
Total deferred tax assets	517,600	220,700	298,264	285,797
Valuation allowance	(341,600)	(152,200)	(267,106)	(253,797)
Deferred tax assets, net of valuation allowance	176,000	68,500
Deferred tax liabilities:
Intangible assets	0	(8,000)
Investment in film and television programs	(56,900)	(3,600)
Unrealized gains on derivative contracts	(32,900)	(33,500)
Operating leases - assets	(78,200)	(21,900)
Other	(21,700)	(19,600)	(5,038)	(7,475)
Total deferred tax liabilities	(189,700)	(86,600)	$ (47,575)	$ (47,469)
Net deferred tax liabilities	$ (13,700)	$ (18,100)